Cash Flow - Narrative (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Other acquisition related settlements	£ 21,179	£ 0	£ 0